Loans, allowance for loan losses and credit quality - Restructured loans (Details 8) SFr in Millions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) contract	Dec. 31, 2018 CHF (SFr) contract	Dec. 31, 2017 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	26	18	15
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 179	SFr 211	SFr 123
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 168	SFr 189	SFr 119
Restructured loans, subsequently defaulted, Number of contracts | contract	2	9	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 15	SFr 84	SFr 48
Consumer | Mortgages
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	5	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 7	SFr 29	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 7	SFr 29	SFr 0
Restructured loans, subsequently defaulted, Number of contracts | contract	1	1	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 13	SFr 8	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	25	13	15
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 172	SFr 182	SFr 123
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 161	SFr 160	SFr 119
Restructured loans, subsequently defaulted, Number of contracts | contract	1	8	1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 2	SFr 76	SFr 48